                                    J&B Funds
                    (consisting of the following three funds)
                       J&B Mid-Cap Aggressive Growth Fund
                      J&B Small-Cap Aggressive Growth Fund
                        J&B Small-Cap International Fund

                    Supplement dated January 31, 2002 to the

                       Prospectus dated September 30, 2002

The  following  paragraph  replaces  the  existing  paragraph  on  page 8 of the
Management  section of the Prospectus  relating to the  sub-adviser  for the J&B
Small-Cap Aggressive Growth Fund:

J&B SMALL-CAP  AGGRESSIVE  GROWTH FUND -- Sub-advised by Knappenberger  Partners
("Knappenberger"),  601 Carlson Parkway, Suite 950, Minnetonka, Minnesota 55305.
Knappenberger  (formerly  Knappenberger  Bayer) was  founded in 1998 and,  as of
January 30,  2003,  has over $110 million in assets  under  management.  Gail M.
Knappenberger,  Curt D.  McLeod  and  Jill A.  Thompson  manage  the  Fund.  Mr.
Knappenberger  was Executive Vice President at Winslow  Capital  Management from
1993 to 1998  and has over 30 years of  investment  management  experience.  Mr.
McLeod,  who joined the Fund's portfolio  management team as of January 1, 2003, is a CFA  Charterholder  and  has  over  fifteen  years  of  experience  in  the investment  management  business.  From December  2000 until  January 2003,  Mr.
McLeod  was  Principal  and  Senior  Portfolio  Manager  at  Paladin  Investment
Associates, LLC ("Paladin").  Paladin bought Investment Advisers Inc. ("IAI") in
December 2000;  Mr. McLeod served as Senior Vice President and Senior  Portfolio
Manager at IAI from June 1997 until the buy-out. Mr. McLeod previously served as
Senior Vice President and Portfolio  Manager/Analyst at Piper Capital Management
from  September 1986 to May 1997.  Ms.  Thompson was Managing  Director at First
American  Asset  Management  where she  co-managed  the firm's small and mid-cap growth products. She has over 13 years of investment management experience.

                                    J&B Funds
                    (consisting of the following three funds)
                       J&B Mid-Cap Aggressive Growth Fund
                      J&B Small-Cap Aggressive Growth Fund
                        J&B Small-Cap International Fund

                        Supplement dated January 31, 2002

                                     to the

          Statement of Additional Information dated September 30, 2002

The following  language replaces the existing  paragraph in the section entitled
"Management of the Trust and the Funds" that describes the  sub-adviser  for the
J&B Small-Cap Aggressive Growth Fund:

J&B Small-Cap Aggressive Growth Fund. Knappenberger Partners  ("Knappenberger"),
601 Carlson Parkway, Suite 950, Minnetonka,  Minnesota, 55305. Knappenberger was
founded in 1998 and has sub-advised the Fund since its inception.  Until January
1, 2003, Knappenberger was known as Knappenberger Bayer, although the legal name has remained KB Growth  Advisors,  LLC.  David C. Bayer left the firm  effective
January  1,  2003.  Curt D.  McLeod  replaced  David C.  Bayer on the  portfolio management  team  that  also  consists  of Gail  M.  Knappenberger  and  Jill A.
Thompson.